Group Information - Summary of Information about Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BioNTech RNA Pharmaceuticals GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech Delivery Technologies GmbH (previously BioNTech Protein Therapeutics GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Halle (previously Mainz)
% equity interest	100.00%	100.00%
BioNTech Diagnostics GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech Small Molecules GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech IVAC GmbH (previously BioNTech Business Services GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	100.00%
BioNTech Austria Beteiligungen GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Austria
Registered office	Vienna
% equity interest	100.00%	100.00%
BioNTech Innovative Manufacturing Services GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Idar- Oberstein
% equity interest	100.00%	100.00%
reBOOST Management GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%
JPT Peptide Technologies GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Berlin
% equity interest	100.00%	100.00%
JPT Inc. (previously TheraCode JPT Inc.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United States
Registered office	Acton
% equity interest	100.00%	100.00%
BioNTech USA Holding LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United States
Registered office	New York
% equity interest	100.00%
BioNTech Research and Development Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	United States
Registered office	New York
% equity interest	100.00%
BioNTech Cell & Gene Therapies GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Mainz
% equity interest	100.00%	94.50%
BioNTech Real Estate Holding GmbH (Previously Apta IT GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%	100.00%
BioNTech Real Estate Verwaltungs GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%	100.00%
BioNTech Real Estate GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country of incorporation	Germany
Registered office	Holzkirchen
% equity interest	100.00%	100.00%